CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY / (DEFICIT) - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Treasury shares, at cost	Accumulated Other Comprehensive Loss	Accumulated Deficit	Non-controlling Interests	Total
Balance at Dec. 31, 2015	$ 7	$ 159,190	$ (19,996)	$ (309)	$ (141,015)		$ (2,123)
Balance (in shares) at Dec. 31, 2015	94,456,773
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon private placement	$ 3	75,420					75,423
Issuance of ordinary shares upon private placement (in shares)	42,500,000
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	1,367,560
Exercise of share options		22					22
Exercise of share options (in shares)	39,500
Share-based compensation		2,317					2,317
Repurchase of ordinary shares			(810)				(810)
Repurchase of ordinary shares (in shares)	(543,228)
Net loss					(8,723)		(8,723)
Foreign currency translation adjustment, net of nil income taxes				(270)			(270)
Balance at Dec. 31, 2016	$ 10	236,949	(20,806)	(579)	(149,738)		65,836
Balance (in shares) at Dec. 31, 2016	137,820,605
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares	$ 1						1
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	437,830
Exercise of share options		37					37
Exercise of share options (in shares)	293,362
Share-based compensation		1,865					1,865
Repurchase of ordinary shares			(3,101)				(3,101)
Repurchase of ordinary shares (in shares)	(2,886,920)
Net loss					(9,548)		(9,548)
Foreign currency translation adjustment, net of nil income taxes				380			380
Balance at Dec. 31, 2017	$ 11	238,851	(23,907)	(199)	(159,286)		55,470
Balance (in shares) at Dec. 31, 2017	135,664,877
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon vesting of nonvested shares (in shares)	453,652
Exercise of share options		13					13
Exercise of share options (in shares)	52,000
Share-based compensation		405					405
Repurchase of ordinary shares			(3,354)				(3,354)
Repurchase of ordinary shares (in shares)	(2,704,988)
Non-controlling interests resulting for acquisition of Ezbuy						$ (4)	(4)
Net loss					(59,601)	(1)	(59,602)
Minority equity at Dec. 31, 2018							(5)
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustment, net of nil income taxes				(733)			(733)
Balance at Dec. 31, 2018	$ 11	$ 239,269	$ (27,261)	$ (932)	$ (218,887)	$ (5)	$ (7,805)
Balance (in shares) at Dec. 31, 2018	134,456,369